S000008603 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class N
Prospectus [Line Items]
Average Annual Return, Percent	0.37%	1.80%		9.67%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.52%)	(0.09%)		7.99%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.57%	1.16%		7.63%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	0.62%	2.06%		9.95%
Class I | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Class I | Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%		10.55%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	0.69%	2.11%	7.20%
Performance Inception Date			May 02, 2019
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.69%
Performance Inception Date			May 02, 2019
Class R6 | Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%	8.97%
Performance Inception Date			May 02, 2019